Retirement Benefit Plans - Movements in Defined Benefit Obligation and Fair Value of Plan Assets (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2020 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period		$ 1,377		$ 2,370	$ 2,691
Current service cost		2,052		2,927	3,024
Interest expense/interest income		1		10	6
Amounts recognized in profit or loss		2,053		2,937	3,030
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)		(1,308)		(1,338)	(875)
Actuarial (gains) losses recognized from changes in demographic assumptions				6	4
Actuarial (gains) losses recognized from changes in financial assumptions		590		647	1,273
Actuarial (gains) losses recognized from experience adjustments		(475)		(842)	813
Amounts recognized in other comprehensive income		(1,193)	$ (43)	(1,527)	1,215
Contributions from employer		(1,964)		(2,099)	(4,374)
Benefits paid		0		0	0
Benefits paid directly by the Company		(263)		(304)	(192)
Acquired by business combinations (Note 14)	$ 32
Net defined benefit liability (asset) at end of period		42		1,377	2,370
Present value of funded defined benefit obligation [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period		41,197		41,397	37,663
Current service cost		2,052		2,927	3,024
Interest expense/interest income		298		400	550
Amounts recognized in profit or loss		2,350		3,327	3,574
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)		0		0	0
Actuarial (gains) losses recognized from changes in demographic assumptions				6	4
Actuarial (gains) losses recognized from changes in financial assumptions		590		647	1,273
Actuarial (gains) losses recognized from experience adjustments		(475)		(842)	813
Amounts recognized in other comprehensive income		115		(189)	2,090
Contributions from employer		0		0	0
Benefits paid		(3,919)		(3,034)	(1,738)
Benefits paid directly by the Company		(263)		(304)	(192)
Acquired by business combinations (Note 14)	56
Net defined benefit liability (asset) at end of period		39,536		41,197	41,397
Fair value of plan assets [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period		39,820		39,027	34,972
Current service cost		0		0	0
Interest expense/interest income		297		390	544
Amounts recognized in profit or loss		297		390	544
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)		1,308		1,338	875
Actuarial (gains) losses recognized from changes in demographic assumptions				0	0
Actuarial (gains) losses recognized from changes in financial assumptions		0		0	0
Actuarial (gains) losses recognized from experience adjustments		0		0	0
Amounts recognized in other comprehensive income		1,308		1,338	875
Contributions from employer		1,964		2,099	4,374
Benefits paid		(3,919)		(3,034)	(1,738)
Benefits paid directly by the Company		0		0	0
Acquired by business combinations (Note 14)	$ 24
Net defined benefit liability (asset) at end of period		$ 39,494		$ 39,820	$ 39,027